Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of expenses [line items]
Salaries and social security taxes		$ 1,477		$ 1,550		$ 1,215
Fees and compensation for services		383		374		323
Other personnel expenses		314		351		272
Taxes, charges and contributions		1,128		1,210		919
Royalties, easements and fees		1,017		1,137		1,013
Insurance		77		102		87
Rental of real estate and equipment		230	[1]	239	[2]	196	[3]
Survey expenses		25		36		16
Depreciation of property, plant and equipment	[4]	2,857		2,446		3,016
Amortization of intangible assets		61		43		37
Depreciation of right-of-use assets		286		270		220
Industrial inputs, consumable materials and supplies		490		545		538
Operation services and other service contracts		256	[1]	733	[2]	610	[3]
Preservation, repair and maintenance		1,494	[1]	1,806	[2]	1,467	[3]
Unproductive exploratory drillings		32		133		21
Transportation, products and charges		966	[1]	1,025	[2]	1,012	[3]
Provision for doubtful trade receivables		75		91		18
Publicity and advertising expenses		102		100		92
Fuel, gas, energy and miscellaneous		270	[1]	268	[2]	201	[3]
Total		11,540		12,459		11,273
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		1,009	[5]	1,066	[6]	790	[7]
Fees and compensation for services		88	[5]	71	[6]	50	[7]
Other personnel expenses		265	[5]	302	[6]	232	[7]
Taxes, charges and contributions		136	[5]	180	[6]	130	[7]
Royalties, easements and fees		1,011	[5]	1,133	[6]	1,009	[7]
Insurance		70	[5]	93	[6]	81	[7]
Rental of real estate and equipment		214	[5]	222	[6]	179	[7]
Depreciation of property, plant and equipment		2,708	[5]	2,303	[6]	2,886	[7]
Amortization of intangible assets		40	[5]	28	[6]	30	[7]
Depreciation of right-of-use assets		274	[5]	258	[6]	209	[7]
Industrial inputs, consumable materials and supplies		469	[5]	528	[6]	521	[7]
Operation services and other service contracts		168	[5]	649	[6]	535	[7]
Preservation, repair and maintenance		1,393	[5]	1,706	[6]	1,395	[7]
Transportation, products and charges		503	[5]	551	[6]	521	[7]
Fuel, gas, energy and miscellaneous		158	[5]	162	[6]	135	[7]
Total		8,506	[5]	9,252	[6]	8,703	[7]
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		301	[8]	321	[9]	276
Fees and compensation for services		253	[8]	257	[9]	236
Other personnel expenses		33	[8]	30	[9]	26
Taxes, charges and contributions		11	[8]	24	[9]	24
Insurance		3	[8]	5	[9]	3
Rental of real estate and equipment		1	[8]	1	[9]	1
Depreciation of property, plant and equipment		46	[8]	46	[9]	43
Amortization of intangible assets		21	[8]	14	[9]	7
Industrial inputs, consumable materials and supplies		6	[8]	4	[9]	5
Operation services and other service contracts		14	[8]	13	[9]	10
Preservation, repair and maintenance		34	[8]	38	[9]	29
Provision for doubtful trade receivables		21	[8]	25	[9]
Publicity and advertising expenses		62	[8]	45	[9]	36
Fuel, gas, energy and miscellaneous		24	[8]	13	[9]	9
Total		830	[8]	836	[9]	705
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		158		149		136
Fees and compensation for services		42		46		37
Other personnel expenses		13		15		13
Taxes, charges and contributions		981	[10]	1,006	[11]	765	[12]
Royalties, easements and fees		2		2		2
Insurance		4		4		3
Rental of real estate and equipment		15		16		16
Depreciation of property, plant and equipment		103		97		87
Amortization of intangible assets		0		1		0
Depreciation of right-of-use assets		12		12		11
Industrial inputs, consumable materials and supplies		12		10		12
Operation services and other service contracts		61		54		59
Preservation, repair and maintenance		45		42		43
Transportation, products and charges		463		474		491
Provision for doubtful trade receivables		54		66		18
Publicity and advertising expenses		40		55		56
Fuel, gas, energy and miscellaneous		83		83		55
Total		2,088		2,132		1,804
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes		9		14		13
Other personnel expenses		3		4		1
Royalties, easements and fees		4		2		2
Survey expenses		25		36		16
Industrial inputs, consumable materials and supplies		3		3
Operation services and other service contracts		13		17		6
Preservation, repair and maintenance		22		20
Unproductive exploratory drillings		32		133		21
Fuel, gas, energy and miscellaneous		5		10		2
Total		$ 116		$ 239		$ 61

[1]	Includes 22 and 66 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.
[2]	Includes 43 and 92 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.
[3]	Includes 75 and 104 corresponding to short-term leases and to the lease charge relating to the underlying asset use or performance, respectively.
[4]	Includes depreciation of charges for impairment of property, plant and equipment.
[5]	Includes 28 corresponding to research and development activities.
[6]	Includes 40 corresponding to research and development activities.
[7]	Includes 23 corresponding to research and development activities.
[8]	Includes 25 charged to the “Cash-settled share-based payments provision” account of the “Salaries and social security” line item in the statement of financial position, relating to the Value Generation Plan.
[9]	Includes 33 charged to the “Cash-settled share-based payments provision” account of the “Salaries and social security” line item in the statement of financial position, relating to the Value Generation Plan.
[10]	Includes 245 corresponding to export withholdings and 549 corresponding to turnover tax.
[11]	Includes 237 corresponding to export withholdings and 594 corresponding to turnover tax.
[12]	Includes 89 corresponding to export withholdings and 541 corresponding to turnover tax.